Contingencies	12 Months Ended
Dec. 31, 2013
Contingencies

Note 16 Contingencies

We are subject to litigation in the ordinary course of business. Management does not believe that the resolution of any pending proceedings would have a material adverse effect on our financial position or results of operations.